Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Convertible Preferred Stock Series A [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Convertible Preferred Stock Series B [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000	2,000
Preferred stock, shares issued	453	453
Preferred stock, shares outstanding	453	453
Class A Common Stock [Member]
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	285,774,102	285,774,102
Common stock, shares issued	16,289,209	20,359,154
Common stock, shares outstanding	16,289,209	20,359,154
Class B Common Stock [Member]
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	14,225,898	14,225,898
Common stock, shares issued	14,225,898	0
Common stock, shares outstanding	14,225,898	0